Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 99.2%
Australia 5.4%
Transurban Group (Units) (Cost $61,110,658)	6,466,157	65,655,826
Canada 12.4%
Canadian National Railway Co.	125,810	13,398,758
Enbridge, Inc.	390,283	11,401,756
Gibson Energy, Inc.	698,470	11,319,877
Hydro One Ltd. 144A	777,308	16,473,757
Pembina Pipeline Corp.	754,780	16,018,988
TC Energy Corp. (a)	1,975,220	82,922,007
(Cost $149,205,543)		151,535,143
China 3.2%
China Tower Corp., Ltd. "H", 144A	65,112,000	11,359,954
ENN Energy Holdings Ltd.	2,486,255	27,336,821
(Cost $30,510,714)		38,696,775
Denmark 1.6%
Orsted AS 144A (Cost $8,755,622)	145,774	20,001,773
France 3.6%
Getlink SE*	1,240,888	16,853,405
VINCI SA	318,469	26,659,350
(Cost $40,437,428)		43,512,755
Hong Kong 2.4%
China Gas Holdings Ltd.	3,718,000	10,644,366
Hong Kong & China Gas Co., Ltd.	13,143,000	18,887,916
(Cost $31,422,165)		29,532,282
Italy 1.5%
Terna Rete Elettrica Nazionale SpA (Cost $14,635,498)	2,561,389	17,914,792
Japan 1.8%
East Japan Railway Co.	117,900	7,249,786
Tokyo Gas Co., Ltd. (a)	617,300	14,097,550
(Cost $22,397,990)		21,347,336
Luxembourg 0.3%
SES SA (Cost $10,581,115)	579,152	4,105,108
Mexico 0.7%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (a) (Cost $5,350,752)	107,582	8,675,412
New Zealand 0.9%
Auckland International Airport Ltd.* (Cost $9,553,588)	2,353,793	11,343,790
Spain 8.4%
Aena SME SA 144A*	91,515	12,785,409
Cellnex Telecom SA 144A	534,006	32,508,051
Ferrovial SA	1,863,090	45,133,594
Red Electrica Corp. SA	659,450	12,350,230
(Cost $67,859,525)		102,777,284
United Kingdom 6.8%
National Grid PLC	4,591,899	52,711,675
Severn Trent PLC	958,789	30,162,328
(Cost $75,670,038)		82,874,003
United States 50.2%
American Tower Corp. (REIT)	350,124	84,635,474
American Water Works Co., Inc.	168,465	24,407,209
Atmos Energy Corp.	101,927	9,743,202
Cheniere Energy, Inc.*	1,004,596	46,482,657
Consolidated Edison, Inc.	437,587	34,044,269
Crown Castle International Corp. (REIT)	659,704	109,840,716
Edison International	549,862	27,954,984
Eversource Energy	655,425	54,760,759
NiSource, Inc.	1,135,088	24,971,936
ONEOK, Inc.	590,958	15,353,089
SBA Communications Corp. (REIT)	179,620	57,205,378
Sempra Energy	575,502	68,116,417
Williams Companies, Inc.	2,832,670	55,661,965
(Cost $431,333,092)		613,178,055
Total Common Stocks (Cost $958,823,728)		1,211,150,334
Master Limited Partnership 0.1%
United States
Magellan Midstream Partners LP (Cost $2,067,250)	49,220	1,683,324
Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $89,202,758)	89,202,758	89,202,758
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $5,637,518)	5,637,518	5,637,518
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,055,731,254)	107.1	1,307,673,934
Other Assets and Liabilities, Net	(7.1)	(86,630,217)
Net Assets	100.0	1,221,043,717

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c)
91,679,156	—	2,476,398 (d)	—	—	87,630	—	89,202,758	89,202,758
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.09% (b)
—	201,151,667	195,514,149	—	—	23,297	—	5,637,518	5,637,518
91,679,156	201,151,667	197,990,547	—	—	110,927	—	94,840,276	94,840,276

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $83,196,462, which is 6.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $261,069.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2020 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	464,579,984	38%
Real Estate	251,681,568	21%
Energy	240,843,663	20%
Industrials	207,755,330	17%
Communication Services	47,973,113	4%
Total	1,212,833,658	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$65,655,826	$—	$65,655,826
Canada	151,535,143	—	—	151,535,143
China	—	38,696,775	—	38,696,775
Denmark	—	20,001,773	—	20,001,773
France	—	43,512,755	—	43,512,755
Hong Kong	—	29,532,282	—	29,532,282
Italy	—	17,914,792	—	17,914,792
Japan	—	21,347,336	—	21,347,336
Luxembourg	—	4,105,108	—	4,105,108
Mexico	8,675,412	—	—	8,675,412
New Zealand	—	11,343,790	—	11,343,790
Spain	—	102,777,284	—	102,777,284
United Kingdom	—	82,874,003	—	82,874,003
United States	613,178,055	—	—	613,178,055
Master Limited Partnership	1,683,324	—	—	1,683,324
Short-Term Investments (e)	94,840,276	—	—	94,840,276
Total	$869,912,210	$437,761,724	$—	$1,307,673,934

(e)	See Investment Portfolio for additional detailed categorizations.